Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,296,246
Proposed Maximum Offering Price per Unit	0.6059
Maximum Aggregate Offering Price	$ 3,814,895.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 526.84
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on Nasdaq Capital Markets, LLC on June 17, 2026.

Represents the resale of (i) 2,217,904 shares of Common Stock issued to the accredited investors on November 14, 2025 in a private placement transaction (“Private Placement”) pursuant to securities purchase agreements dated November 10, 2025, by and between the Company and accredited investors, (ii) up to 2,217,904 shares of Common Stock issuable upon exercise of common stock purchase warrants issued to the accredited investors in the Private Placement on November 14, 2025, (iii) 138,114 shares of Common Stock issued by the Company to Wyatt Geist, its Chief Innovation Officer, on August 1, 2025, pursuant his employment agreement with the Company, (iv) 138,114 shares of Common Stock issued by the Company to Nathaniel Grawey, its Chief Commercial Officer, on August 1, 2025, pursuant his employment agreement with the Company, (v) 986,528 shares of Common Stock issued by the Company to SiVantage, Inc. pursuant to the asset purchase agreement by and between the Company and SiVantage, Inc., dated August 1, 2025 (the “Asset Purchase Agreement”), (vi) 591,128 shares of Common Stock issuable by the Company to SiVantage, Inc. upon achievement of certain milestones pursuant to the Asset Purchase Agreement and (vii) 6,554 shares of Common Stock issued by the Company to its employee pursuant Tenon Medical, Inc. 2022 Equity Incentive Plan, as amended.